Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) DistributionPartner $ / DisstributionPartner	Dec. 31, 2019 USD ($) DistributionPartner $ / DisstributionPartner	Dec. 31, 2018 USD ($) $ / DisstributionPartner	Jan. 01, 2019 USD ($)
Accounting Policies [Line Items]
Deferred Offering Costs			$ 3,600	$ 0
Capitalized Computer Software, Additions			0	0	$ 0
Goodwill, Impairment Loss			0	0	0
Impairment, Long-Lived Asset, Held-for-Use			0	0
Advertising Expense			550,900	436,100	$ 143,900
Operating Lease, Right-of-Use Asset		$ 77,435	84,336	14,895
Operating Lease, Liability			93,961
Operating Lease, Liability, Current		21,278	22,206	2,510
Operating Lease, Liability, Noncurrent		$ 65,705	$ 71,755	$ 12,745
Minimum Threshold Percentage of Income Tax Benefit for Settlement with Tax Authority			50.00%
Accounting Standards Update 2018-11 [Member]
Accounting Policies [Line Items]
Operating Lease, Right-of-Use Asset						$ 10,100
Operating Lease, Liability						10,100
Operating Lease, Liability, Current						2,200
Operating Lease, Liability, Noncurrent						$ 7,900
Maximum [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life			7 years
Estimated average user life		9 months	9 months
Minimum [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years
Estimated average user life		6 months	6 months
Accounts Receivable [Member] | Major Distribution Partners [Member]
Accounting Policies [Line Items]
Number of Major distribution partner | DistributionPartner			2	1
Accounts Receivable [Member] | Major Distribution Partners [Member] | Major Distrubutor Partner one [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage			20.00%	12.00%
Accounts Receivable [Member] | Major Distribution Partners [Member] | Major Distrubutor Partner Two [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage			13.00%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Number of major customers | $ / DisstributionPartner			0	0	0